Earnings Per Share - Earnings Per Share (EPS), Basic and Diluted (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic EPS
Net income (loss) attributable to parent company	$ (1,158)	$ 650	$ 830
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Basic EPS	$ (1.31)	$ 0.74	$ 0.94
Diluted EPS
Net income (loss) attributable to parent company	(1,158)	650	830
Convertible debt interest		5	10
Net income (loss) attributable to parent company adjusted	$ (1,158)	$ 655	$ 840
Weighted average shares outstanding	886,699,953	883,619,377	880,375,234
Dilutive effect of nonvested shares		3,771,729	3,555,806
Dilutive effect of convertible debt		17,073,640	27,180,653
Number of shares used in calculating diluted EPS	886,699,953	904,464,746	911,111,693
Diluted EPS	$ (1.31)	$ 0.72	$ 0.92